Assets, Liabilities, and Equity of Equity Method Affiliates (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Schedule of Equity Method Investments [Line Items]
Current assets	$ 271	$ 214
Noncurrent assets	199	238
Total assets	470	452
Current liabilities	195	118
Noncurrent liabilities	91	117
Total liabilities	286	235
NIC	55	73
Third parties	129	144
Total partners' capital and stockholders' equity	184	217
Total liabilities and equity	$ 470	$ 452